Employee Benefit Plan, Related-Party and Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
AES Corp Retirement Savings Plan [Domain]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Related Party and Party-in-Interest Transactions	RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS
Notes receivable from participants represents receivables from officers and employees of the Company ("the Plan Sponsor"), including the Plan Administrator. These transactions are not prohibited as they qualify as exempt party-in-interest transactions under ERISA rules. See Note 1—Plan Description for additional information regarding notes receivable from participants.
In the ordinary course of business, participants invest in various investment options determined by the AES Corporation Retirement Savings Plan Committee. These investment options are based on the recommendations of the Plan’s investment advisor, Mercer. Certain of the Plan's investments are in funds managed by Mercer. The Plan also owns investments sponsored by the Trustee, T. Rowe Price. Mercer and T. Rowe Price are parties-in-interest with respect to the Plan, however these transactions are not prohibited as they qualify as exempt party-in-interest transactions under ERISA rules. Additionally, at December 31, 2025 and 2024, the Plan held 2,193,279 and 2,303,900 shares, respectively, of AES common stock, the sponsoring employer, with a cost basis of $27,105,040 and $28,407,897, respectively. Dividends earned by the Plan on the Company's common stock were $1,535,059 for the year ended December 31, 2025.